UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934 Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy: þ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024 Date of Report (Date of earliest event reported): February 12, 2025 Securitizer name: All EV Holdings, LLC1 Commission File Number of securitizer: 025-06871 Central Index Key Number of securitizer: 0002002805 Emmanuelle E. Stewart, (650) 681-5000 Name and telephone number, including area code, of the person to contact in connection with this filing. Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ¨ Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ¨ Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) þ ___Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor: ______________________________________________________________________ (Exact name of issuing entity as specified in its charter) Central Index Key Number of issuing entity (if applicable): ___________________ Central Index Key Number of underwriter (if applicable): ____________________ ______________________________________________________________________ Name and telephone number, including area code, of the person to contact in connection with this filing 1 All EV Holdings, LLC, as securitizer, is filing this Form ABS-15G on behalf of itself and all of its affiliated securitizers in respect of all asset-backed securities backed by automobile retail installment contracts, which are outstanding during the reporting period, and for which All EV Holdings, LLC is the securitizer.

INFORMATION TO BE INCLUDED IN THE REPORT REPRESENTATION AND WARRANTY INFORMATION Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure All EV Holdings, LLC has no activity to report for the annual period ended December 31, 2024, which it has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized. ALL EV HOLDINGS, LLC By: /s/ Jeffrey Munson Name: Jeffrey Munson Title: Chief Financial Officer and Treasurer Date: February 12, 2025